EMPLOYEE BENEFIT PLANS EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Benefits Paid	$ 4,901	$ 5,373
Defined Benefit Plan, Benefit Obligation, Benefits Paid	$ 4,901	5,373
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year				$ 0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Payment for Pension Benefits	$ 0	0	$ 0
Pension Cost (Reversal of Cost)	628	1,153	1,042
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	62,729	60,664
Service cost	4,894	5,034	4,807
Interest cost	2,325	2,262	2,120
Actuarial gain (loss)	6,107	142
Benefit obligation at end of year	71,154	62,729	60,664
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	131,011	125,714
Actual return on plan assets	18,239	10,670
Fair value of plan assets at end of year	144,349	131,011	125,714
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Assets				73,195	$ 68,282
Liabilities				0	0
Net amount recognized				73,195	68,282
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss				33,580	38,278
Net prior service cost				(1,921)	(2,334)
Deferred tax assets				(12,028)	(13,141)
Net amount recognized				19,631	22,803	$ 24,048	$ 17,904
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(3,172)	(1,245)	6,144
Accumulated benefit obligation				69,678	61,909
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	4,894	5,034	4,807
Interest cost	2,325	2,262	2,120
Expected return on plan assets	(9,358)	(9,644)	(9,444)
Amortization of prior service cost	(413)	(413)	(413)
Defined Benefit Plan, Amortization of Gain (Loss)	1,924	1,608	1,888
Net periodic benefit (income) cost	(628)	(1,153)	(1,042)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(2,775)	(884)	11,014
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	413	413	413
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(1,924)	(1,608)	(1,888)
Total recognized in accumulated other comprehensive income	(4,286)	(2,079)	9,539
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$ (4,914)	$ (3,232)	$ 8,497
Amortization of loss				2,090	1,754	1,642
Amortization of prior service credit				$ (413)	$ (413)	$ (413)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate				3.43%	3.88%	4.05%
Rate of compensation increase				3.50%	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.88%	4.05%	3.76%
Expected return on plan assets	7.25%	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%
Fair value measurments	$ 131,011	$ 125,714	$ 125,714	$ 144,349	$ 131,011	$ 125,714
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2017				4,758
2018				4,426
2019				5,417
2020				5,771
2021				5,016
Thereafter				29,825
Defined Contribution Plan [Abstract]
Defined Contribution Plan, Cost	1,900	800	$ 0
Cash Surrender Value of Life Insurance				102,300	98,500
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				144,349	131,010
Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				137,496	124,984
Fair Value, Inputs, Level 2 [Member]
Defined Contribution Plan [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				6,853	6,026
Fair Value, Inputs, Level 3 [Member]
Defined Contribution Plan [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				0	0
Cash
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	190
Fair value of plan assets at end of year	175	190
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	190	190		175	190
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	190
Fair value of plan assets at end of year	175	190
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	190	190		175	190
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,026
Fair value of plan assets at end of year	6,853	6,026
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,026	6,026		6,853	6,026
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,026
Fair value of plan assets at end of year	6,853	6,026
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,026	6,026		6,853	6,026
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Fixed income mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	66,483
Fair value of plan assets at end of year	69,154	66,483
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	66,483	66,483		69,154	66,483
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	66,483
Fair value of plan assets at end of year	69,154	66,483
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	66,483	66,483		69,154	66,483
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Equity mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	58,311
Fair value of plan assets at end of year	68,167	58,311
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	58,311	58,311		68,167	58,311
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	58,311
Fair value of plan assets at end of year	68,167	58,311
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	58,311	58,311		68,167	58,311
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0		$ 0	$ 0